Subsequent Events - Evernorth - Interim (Details) $ / shares in Units, $ in Millions	Oct. 23, 2026 USD ($) business_day shares	Oct. 09, 2026 USD ($) $ / shares $ / xrp shares	Sep. 11, 2026 USD ($) $ / shares	Aug. 12, 2026 $ / xrp	Oct. 19, 2025
Parent
Subsequent Event [Line Items]
Contribution agreement, ownership threshold					9.90%
Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, ownership threshold					9.90%
Subsequent Event
Subsequent Event [Line Items]
XRP Signing price per unit (in dollars per XRP) | $ / xrp				2.36609
Price per XRP | $ / xrp		1.43069
Equity interests issued price (in usd per share) | $ / shares		$ 10.00
Advance and delayed subscription agreement, ownership threshold		39.90%
Total purchases threshold (in shares)	5,218,935
Outstanding ownership percentage threshold	19.99%
Weighted average purchase price percentage	97.00%
Beneficial ownership threshold	4.99%
Period before expiration	14 months
Cash commitment fee | $	$ 0.5
Cash commitment fee payment period | business_day	5
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)		30,233,211
Subscription agreement, ownership threshold		19.90%
Subsequent Event | Parent
Subsequent Event [Line Items]
Contribution agreement, ownership threshold		9.90%
Subsequent Event | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, ownership threshold		9.90%
Subsequent Event | Convertible Note | Convertible Debt
Subsequent Event [Line Items]
Principal amount | $			$ 30.0
Interest rate			4.00%
Conversion ratio			0.09803921
Conversion price (in usd per share) | $ / shares			$ 10.20
Conversion value factor cap			4.0
Annual yield in event of default			8.00%
Proceeds from issuance of convertible notes | $		$ 29.0
Payments to capital markets advisor | $		$ 1.0
Subsequent Event | Pubco Class A Common Stock
Subsequent Event [Line Items]
Maximum ownership percentage of common stock outstanding				39.90%
Advance and delayed subscription agreement, shares issued (in shares)		11,748,249
Subsequent Event | Pubco Class A Common Stock | Parent
Subsequent Event [Line Items]
Contribution agreement, shares received (in shares)		1,678,382
Subsequent Event | Pubco Class A Common Stock | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)		661,867
Subscription agreement, ownership threshold		9.90%
Subsequent Event | Pubco Class C Common Stock
Subsequent Event [Line Items]
Advance and delayed subscription agreement, shares issued (in shares)		2,359,038
Subsequent Event | Pathfinder Units | Parent
Subsequent Event [Line Items]
Contribution agreement, shares received (in shares)		16,461,545
Subsequent Event | Pathfinder Units | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)		6,491,583